Average Annual Total Returns - FidelityEnduringOpportunitiesFund-PRO - FidelityEnduringOpportunitiesFund-PRO - Fidelity Enduring Opportunities Fund	Dec. 30, 2023
Fidelity Enduring Opportunities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(29.88%)
Since Inception	4.91%	[1]
Fidelity Enduring Opportunities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(29.88%)
Since Inception	4.68%	[1]
Fidelity Enduring Opportunities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(17.69%)
Since Inception	3.84%	[1]
MS159
Average Annual Return:
Past 1 year	(18.07%)
Since Inception	5.67%	[1]

[1]	AFrom November 5, 2019.